Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Cash payment	$ 0.1
Stock-based compensation expense	$ 1.1	$ 2.2